United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-4533

                      (Investment Company Act File Number)


             Federated Municipal High Yield Advantage Fund, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
           Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


                 Date of Reporting Period: Quarter ended 5/31/06







Item 1.     Schedule of Investments




FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC.
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS--94.0%
                   ALABAMA--0.7%
  $  2,000,000     Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20%               $   1,987,120
                   (International Paper Co.), 6/1/2025
     2,100,000     Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical          2,150,316
                   Center)/(Original Issue Yield: 6.05%), 8/1/2035
                      TOTAL                                                                                                4,137,436
                   ALASKA--0.2%
     1,440,000     Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn             1,348,618
                   Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032
                   ARIZONA--0.5%
       500,000     Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln               572,790
                   Health Network), 12/1/2037
     1,500,000     Pima County, AZ IDA, Education Facilities Revenue Bonds (Series 2006), 6.25% (Choice Education &        1,509,360
                   Development Corp.), 6/1/2036
     1,000,000 1,2 Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005),            992,390
                   6.00%, 7/1/2030
                      TOTAL                                                                                                3,074,540
                   ARKANSAS--0.4%
     2,000,000     Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington        2,233,000
                   Regional Medical Center)/(United States Treasury PRF 2/1/2010 @100)/(Original Issue Yield:
                   7.50%), 2/1/2029
                   CALIFORNIA--7.1%
     1,000,000 1,2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management,            1,000,800
                   Inc.), 7/1/2027
     1,000,000 1,2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,          1,035,020
                   Inc.), 4/1/2025
     2,000,000 1,2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,           2,046,280
                   Inc.), 11/1/2023
     3,000,000 1,2 California State, Economic Recovery Revenue Bonds Trust  Program (Series 929) RITES, 6.79%              3,493,080
                   (California State Fiscal Recovery Fund), 7/1/2013
     4,595,000     California State, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2012                               4,849,287
     1,405,000     California State, UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2011 @100)/(Original Issue         1,489,202
                   Yield: 4.53%), 6/1/2012
     2,075,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101)/(Original Issue         2,245,648
                   Yield: 5.75%), 5/1/2030
     1,195,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101)/(Original Issue         1,296,922
                   Yield: 5.75%, 5/1/2030
       980,000     California State, UT GO Bonds, 5.75%, 5/1/2030                                                          1,047,640
     1,285,000 1,2 California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X) , 6.65%        1,333,560
                   (Magnolia City Lights Project), 7/1/2029
     1,000,000   1 California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day              1,054,550
                   School), 11/1/2031
     2,000,000     Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds           2,017,320
                   (Series 2005A) , 5.00% (California State), 6/1/2045
     4,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series            4,776,480
                   2003A-3), 7.875%, 6/1/2042
     2,825,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            3,158,152
                   (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039
       750,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-            896,700
                   2), 7.90%, 6/1/2042
     1,000,000     Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds         1,074,900
                   (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024
     2,000,000     Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds, (Series C), 7.50%              2,149,800
                   (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024
     1,000,000     Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00%                    978,860
                   (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035
     1,350,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities        1,345,828
                   District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
       349,000     San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park &          380,054
                   Pacific Palms), 4/15/2042
     1,500,000     Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.00% (Radian Asset              1,518,435
                   Assurance INS), 12/1/2035
     1,000,000     Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community            1,072,320
                   Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031
                      TOTAL                                                                                               40,260,838
                   COLORADO--6.3%
     1,500,000     Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025             1,615,590
     2,000,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue             2,105,300
                   Yield: 6.375%), 12/1/2035
     1,500,000     Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035                     1,552,950
     1,500,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series              1,762,740
                   2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF 8/15/2011
                   @100)/(Original Issue Yield: 8.00%), 8/15/2031
       970,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series                984,210
                   2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036
     1,000,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375%              1,029,350
                   (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031
       990,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25%               1,077,942
                   (Platte River Academy)/(United States Treasury PRF 3/1/2010 @100)/(Original Issue Yield: 7.40%),
                   3/1/2022
       500,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25%                 560,650
                   (Platte River Academy)/(United States Treasury PRF 3/1/2010 @100)/(Original Issue Yield: 7.50%),
                   3/1/2032
       760,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel          896,861
                   Academy)/(United States Treasury PRF 12/1/2011 @100)/(Original Issue Yield: 7.75%), 12/1/2033
       800,000     Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125%          886,464
                   (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028
       755,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25%                775,453
                   (Evangelical Lutheran Good Samaritan Society), 6/1/2023
     4,250,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement           4,166,487
                   Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035
     1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034                                   1,059,650
     1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032                                   1,112,420
       600,000     Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury PRF 12/1/2010           694,938
                   @101)/(Original Issue Yield: 7.62%), 12/1/2019
     2,250,000     Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc.             2,346,390
                   INS), 11/15/2021
     2,000,000     Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc.             2,082,540
                   INS), 11/15/2022
       500,000     Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original          524,495
                   Issue Yield: 6.05%), 12/1/2031
     1,000,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue              1,052,650
                   Yield: 6.375%), 12/1/2035
     1,000,000     Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033                             1,110,640
     1,770,000     Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%,               1,854,818
                   12/1/2026
     2,235,000     Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035                  2,329,049
     1,500,000     Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue           1,643,490
                   Yield: 7.18%), 12/1/2034
     2,000,000     Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021                 2,137,600
                      TOTAL                                                                                               35,362,677
                   CONNECTICUT--0.4%
     1,000,000     Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.),            1,188,450
                   4/1/2026
       800,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health                  822,488
                   Network)/(Radian Asset Assurance INS), 7/1/2030
                      TOTAL                                                                                                2,010,938
                   DISTRICT OF COLUMBIA--3.1%
     3,120,000 1,2 District of Columbia, RITES (PA-1343), 5.70818% (AMBAC INS), 6/1/2023                                   3,362,861
    14,000,000     District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue          14,211,680
                   Yield: 5.90%), 10/1/2026
                      TOTAL                                                                                               17,574,541
                   FLORIDA--6.7%
     1,500,000     Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A),         1,507,995
                   5.35%, 5/1/2036
     1,400,000     Belmont, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006B),           1,397,564
                   5.125%, 11/1/2014
     2,000,000     Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds,             2,194,240
                   8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032
       223,333     Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties),          217,689
                   7/1/2040
     1,000,000 1,2 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida                1,237,110
                   Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012 @102)/(Original
                   Issue Yield: 8.95%), 10/1/2033
       825,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               836,764
                   2005), 5.45%, 5/1/2036
     1,000,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series             1,004,520
                   2006), 5.375%, 5/1/2036
       500,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               501,925
                   2006B), 5.00%, 5/1/2011
       845,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B),              846,124
                   5.125% (Original Issue Yield: 5.20%), 11/1/2009
     1,000,000     Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series        1,014,980
                   2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036
       675,000     Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue             683,066
                   Bonds (Series 2001B), 6.35%, 5/1/2010
     1,000,000     Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00%          1,111,160
                   (Adventist Health System/ Sunbelt Obligated Group)/(United States Treasury PRF 11/15/2011
                   @101)/(Original Issue Yield: 6.026%), 11/15/2031
     1,000,000     Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds             1,066,030
                   (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034
       235,000     Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Collateralized Home Mortgage               236,285
                   Program COL), 3/1/2029
     2,000,000     Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at              2,110,760
                   Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032
     1,080,000     Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series           1,084,223
                   2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009
       925,000     Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series             988,982
                   A), 6.80%, 5/1/2031
     1,000,000     Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt.          1,095,870
                   Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019
       700,000 1,2 Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical            780,038
                   Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029
       500,000     Miami, FL Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125%                 508,535
                   (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024
     1,000,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25%        1,084,240
                   (Original Issue Yield: 6.30%), 5/1/2037
       965,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series             1,040,531
                   2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033
       600,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%,               640,056
                   5/1/2034
     2,000,000 1,2 Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts        1,994,860
                   for Motion Pictures and Broadcasting Charter School), 5/15/2035
     1,930,000     Paseo Community Development District, FL, Capital Improvement Revenue Bonds (Series 2006),              1,946,637
                   5.00%, 2/1/2011
     1,000,000     Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A),               1,110,410
                   7.375%, 5/1/2033
     1,200,000     South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.),             1,330,260
                   10/1/2023
     2,000,000     St. Johns County, FL IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns         2,139,420
                   Project)/(Original Issue Yield: 8.10%), 1/1/2030
       725,000     Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005),             724,862
                   5.00%, 5/1/2015
     1,760,000     Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006),            1,759,912
                   5.40%, 5/1/2037
       500,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             503,765
                   2005A), 5.55%, 5/1/2036
       375,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             380,955
                   2005B), 5.25%, 5/1/2016
       870,000     Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series               938,895
                   2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033
     1,630,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds         1,670,359
                   (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                   10/15/2025
                      TOTAL                                                                                               37,689,022
                   GEORGIA--1.9%
     2,000,000     Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original             2,214,420
                   Issue Yield: 7.90%), 12/1/2014
       770,000     Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation                          784,892
                   District)/(Original Issue Yield: 5.65%), 1/1/2030
     1,235,000     Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031                      1,239,495
     1,000,000     Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%,              1,000,780
                   1/1/2035
       750,000     Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%,                754,987
                   1/1/2028
     1,920,000     Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030                1,934,054
     1,640,000     Forsyth County, GA Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375%          1,874,307
                   (Georgia Baptist Health Care System)/(Escrowed In U.S. Treasuries COL)/(Original Issue Yield:
                   6.45%), 10/1/2028
       750,000     Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury            760,365
                   Court), 2/15/2022
                      TOTAL                                                                                               10,563,300
                   HAWAII--0.5%
     1,000,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00%            1,076,670
                   (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012
     1,000,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00%            1,151,890
                   (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033
       435,000     Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series               433,464
                   2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020
                      TOTAL                                                                                                2,662,024
                   IDAHO--0.4%
     2,000,000     Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista         2,086,020
                   Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029
       145,000     Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023                           145,267
                      TOTAL                                                                                                2,231,287
                   ILLINOIS--3.0%
       625,000     Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City             585,875
                   Project)/(Original Issue Yield: 5.90%), 3/1/2027
     1,000,000     Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series              1,024,450
                   2005A), 5.00% (FGIC INS), 1/1/2033
        20,000     Chicago, IL, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028                       20,557
     4,680,000 1,2 Illinois Finance Authority, RITES (Series PA-1286), 5.99791% (SwedishAmerican Hospital)/(AMBAC          5,012,748
                   INS), 11/15/2023
     1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of                 1,010,190
                   Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037
     1,250,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth                    1,284,650
                   Place)/(Original Issue Yield: 6.04%), 5/15/2037
     2,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water                        2,044,320
                   Tower)/(Original Issue Yield: 6.25%), 5/15/2038
     1,500,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035             1,535,400
     1,500,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.125% (Proctor                     1,491,930
                   Hospital)/(Original Issue Yield: 5.20%), 1/1/2025
     1,000,000     Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.),           988,360
                   8/1/2029
     2,000,000     Lombard, IL Public Facilities Corp., First Tier Revenue Bonds (Series 2005A-1), 7.125%, 1/1/2036        2,119,140
                      TOTAL                                                                                               17,117,620
                   INDIANA--1.9%
     1,000,000     Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue             1,008,060
                   Yield: 5.87%), 8/15/2028
     3,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375%              3,168,120
                   (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031
     2,000,000     Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625%              1,985,240
                   (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028
     2,000,000     Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A),          2,059,100
                   5.10% (FedEx Corp.), 1/15/2017
     1,000,000     South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield                    1,008,260
                   Village)/(Original Issue Yield: 6.375%), 11/15/2029
     1,355,000     St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375%         1,356,653
                   (Madison Center Obligated Group), 2/15/2034
                      TOTAL                                                                                               10,585,433
                   IOWA--0.4%
       375,000     Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A),                375,401
                   5.375% (Bartels Lutheran Retirement Community)/(Original Issue Yield: 5.45%), 11/15/2027
     1,785,000     Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield:        1,884,389
                   6.40%), 10/1/2022
                      TOTAL                                                                                                2,259,790
                   KANSAS-0.9%
        50,000     Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corp. Project),                  49,960
                   8/1/2006
     1,625,000     Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project),               1,613,446
                   8/1/2014
     1,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village,               1,165,080
                   Inc.)/(United States Treasury PRF 5/15/2010 @102)/(Original Issue Yield: 8.25%), 5/15/2030
     2,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus,           2,074,460
                   Inc.), 11/15/2038
       425,000     Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Collateralized           441,783
                   Home Mortgage Program COL), 6/1/2029
                      TOTAL                                                                                                5,344,729
                   KENTUCKY--0.7%
     2,000,000     Kentucky Economic Development Finance Authority, Hospital System Refunding Revenue Bonds, 5.875%        1,965,840
                   (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022
     2,000,000     Kentucky Economic Development Finance Authority, Revenue Bonds (Series 2000A), 6.625% (Norton           2,153,740
                   Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028
                      TOTAL                                                                                                4,119,580
                   LOUISIANA--1.3%
     1,000,000     De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, (Series A), 5.00%                  990,840
                   (International Paper Co.), 11/1/2018
     1,980,000 1,2 Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles             2,082,386
                   Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030
     2,000,000     St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original          2,002,040
                   Issue Yield: 7.75%), 10/1/2022
     2,000,000     West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States,              2,021,800
                   Inc.), 9/1/2028
                      TOTAL                                                                                                7,097,066
                   MAINE--0.4%
       970,000     Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, (Series         1,050,762
                   A), 7.50% (Piper Shores)/(United States Treasury PRF 1/1/2009 @100)/(Original Issue Yield:
                   7.50%), 1/1/2019
     1,000,000     Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds, (Series        1,084,470
                   A), 7.55% (Piper Shores)/(United States Treasury PRF 1/1/2009 @100)/(Original Issue Yield:
                   7.55%, 1/1/2029
                      TOTAL                                                                                                2,135,232
                   MARYLAND--0.5%
     2,000,000     Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75%              2,137,020
                   (Chesapeake Bay Conference Center Project), 12/1/2031
       500,000     Maryland State IDFA, Economic Development Revenue Bonds (Series 2005A), 6.00% (Our Lady of Good           528,590
                   Counsel High School), 5/1/2035
                      TOTAL                                                                                                2,665,610
                   MASSACHUSETTS--2.5%
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System              2,094,920
                   )/(Original Issue Yield: 6.60%), 7/1/2034
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated                      2,038,540
                   Group)/(Original Issue Yield: 5.80%), 7/1/2028
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031                 2,465,940
     1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital )/(Original Issue              1,080,130
                   Yield: 7.00%), 10/1/2033
       500,000 1,2 Massachusetts Water Resources Authority, RITES (PA 999-R-B), 6.6953%, 8/1/2015                            584,800
     1,305,000 1,2 Massachusetts Water Resources Authority, RITES (PA-999-R-A), 6.6953%, 8/1/2014                          1,526,328
     1,715,000 1,2 Massachusetts Water Resources Authority, RITES (Series 999-R-C), 6.6953%, 8/1/2019                      2,005,864
     1,805,000 1,2 Massachusetts Water Resources Authority, RITES (Series 999-R-D), 6.6953%, 8/1/2020                      2,111,128
                      TOTAL                                                                                               13,907,650
                   MICHIGAN-0.9%
     1,000,000     Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds          1,109,260
                   (Series 2002B), 6.45% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012 @100)/(Original
                   Issue Yield: 6.45%), 4/15/2023
       550,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50%             565,900
                   (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037
     1,500,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital         1,631,595
                   ), 7/1/2040
       500,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea           484,680
                   Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037
     1,500,000     Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds,          1,515,210
                   (Series 2005), 5.625%, 11/1/2035
                      TOTAL                                                                                                5,306,645
                   MINNESOTA--3.7%
     4,000,000     Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030                  4,950,200
     3,000,000     Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 5.25% (Benedictine Health           3,053,010
                   System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2028
       550,000     Glencoe, MN Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health           546,095
                   Services), 4/1/2031
     2,000,000     Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System,          2,139,360
                   MN), 11/15/2014
     1,000,000     Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International               999,930
                   Language Academy), 5/1/2035
       500,000     Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033                    505,790
     4,000,000     St. Paul, MN Housing & Redevelopment Authority, Hospital Facility Revenue Bonds (Series 2005),          4,295,560
                   6.00% (Health East, Inc.), 11/15/2035
     1,000,000     St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00%           1,041,330
                   (Achieve Language Academy ), 12/1/2032
     2,000,000     St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper              1,972,840
                   Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029
     1,500,000     St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg          1,649,895
                   Project)/(United States Treasury PRF 8/1/2008 @103)/(Original Issue Yield: 7.50%), 8/1/2029
                      TOTAL                                                                                               21,154,010
                   MISSISSIPPI--0.4%
     2,500,000     Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original         2,516,275
                   Issue Yield: 5.934%), 4/1/2022
                   MISSOURI--0.9%
     2,445,000   1  Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030                2,372,115
     1,000,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A),               993,940
                   5.00% (Branson, MO), 6/1/2035
     1,000,000     St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project),              1,063,930
                   8/15/2032
       500,000     West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue                521,475
                   Yield: 6.78%), 11/15/2024
                      TOTAL                                                                                                4,951,460
                   MULTI STATE--1.5%
     7,220,000 1,2 Merrill Lynch Puttable FLOATs/RITES Trust, Tax Exempt Receipts (Series PPT-33), 10.49177%,              8,207,046
                   1/1/2032
                   NEVADA--1.9%
     1,000,000     Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series               1,002,310
                   2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029
     1,000,000     Clark County, NV, Limited Obligation Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID        1,032,990
                   No. 142)/(Original Issue Yield: 6.40%), 8/1/2023
       970,000     Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No.                1,002,786
                   132)/(Original Issue Yield: 6.92%), 2/1/2021
       500,000     Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No.           498,745
                   151), 8/1/2025
     1,800,000     Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds             1,873,224
                   (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040
     1,300,000 1,2 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series              1,342,575
                   2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
     1,000,000 1,2 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series              1,025,160
                   2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
     1,275,000     Henderson, NV, Limited Obligation Improvement Bonds, 5.30% (Inspirada Local Improvement District        1,277,550
                   No. T-18)/(Original Issue Yield: 5.33%), 9/1/2035
       500,000     Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID            518,920
                   No. 607), 6/1/2019
     1,115,000     North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding            1,114,755
                   Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022
                      TOTAL                                                                                               10,689,015
                   NEW JERSEY--3.4%
     2,000,000     New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village,          2,166,840
                   Inc.)/(Original Issue Yield: 7.625%), 11/15/2031
       300,000     New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.125% (Seabrook                           320,523
                   Village)/(Original Issue Yield: 8.30%), 11/15/2018
     1,250,000     New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook                          1,396,863
                   Village)/(Original Issue Yield: 8.50%), 11/15/2030
     1,550,000     New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027                   1,542,514
     3,000,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax),                3,217,560
                   6/15/2016
     1,000,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise                      1,054,540
                   Tax)/(Original Issue Yield: 5.93%), 6/15/2034
     1,000,000     New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines,            1,022,950
                   Inc.)/(Original Issue Yield: 7.25%), 11/15/2030
       400,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley               412,076
                   Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023
     2,000,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical         2,182,820
                   Center)/(Original Issue Yield: 6.67%), 7/1/2031
     5,000,000     Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (Original Issue Yield: 7.05%),             5,573,900
                   6/1/2039
                      TOTAL                                                                                               18,890,586
                   NEW MEXICO--1.0%
       850,000     Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50%                  897,634
                   (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021
     2,500,000     Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments),              2,546,950
                   12/1/2030
     2,000,000     Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022            2,079,640
                      TOTAL                                                                                                5,524,224
                   NEW YORK--9.3%
     2,500,000     Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates),                2,546,975
                   12/1/2023
       115,000     Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis                  124,960
                   Hospital and Health Centers), 3/1/2029
       980,000     Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and        1,064,878
                   Health Centers), 3/1/2029
     2,000,000     Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006A), 5.00% (XL        2,076,560
                   Capital Assurance Inc. INS), 12/1/2026
     5,000,000 1,2 Metropolitan Transportation Authority, NY, RITES (PA-1042R), 6.68493% (MBIA Insurance Corp.             5,827,800
                   INS), 1/1/2010
       500,000     Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B) , 5.875% (North              523,965
                   Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011
     6,000,000 1,2 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),              6,349,320
                   3/1/2035
     2,000,000 1,2 New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC),              2,134,640
                   3/1/2015
       400,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),          422,548
                   1/1/2024
     1,500,000     New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British                    1,657,275
                   Airways)/(Original Issue Yield: 7.976%), 12/1/2032
     5,500,000     New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines,          6,303,220
                   Inc.)/(Original Issue Yield: 8.095%), 8/1/2028
     1,500,000 1,2 New York City, NY, RITES (PA-1349), 6.06767% (MBIA Insurance Corp. INS), 8/1/2018                       1,737,090
     2,000,000     New York City, NY, UT GO Bonds (Fiscal 2002 Series B), 5.375% (Original Issue Yield: 5.48%),            2,117,360
                   12/1/2020
     5,000,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.50%, 8/1/2022                                  5,344,100
     1,000,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022                                  1,028,970
     4,000,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2025                                  4,108,120
       300,000     New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General                 305,223
                   Hospital)/(Radian Asset Assurance INS), 12/1/2035
     1,075,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health           1,085,987
                   Obligated Group), 7/1/2026
     5,250,000 1,2 Tobacco Settlement Financing Corp., NY, RITES (PA-1230), 6.24997% (New York State), 6/1/2016            5,932,920
     1,500,000     Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series               1,545,915
                   2002B), 5.00%, 11/15/2022
                      TOTAL                                                                                               52,237,826
                   NORTH CAROLINA--1.5%
     2,500,000     Gaston County, NC Industrial Facilities and Pollution Control Financing Authority, Exempt               2,614,475
                   Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035
     1,500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds             1,541,685
                   (Series 2005A), 6.125% (Pennybyrn at Maryfield), 10/1/2035
       500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,              524,625
                   6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032
     1,910,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,            1,966,517
                   7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029
     1,200,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%         1,263,492
                   (Arc of North Carolina Projects), 10/1/2034
       500,000     North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A),               499,955
                   5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025
                      TOTAL                                                                                                8,410,749
                   OHIO--2.2%
     1,000,000     Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25%        1,000,550
                   (St. Clarence-GEAC LLC), 5/1/2038
     1,500,000     Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds,           1,607,040
                   7.35% (University Heights, OH Public Parking Garage), 12/1/2031
       500,000     Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio                    575,295
                   Presbyterian Retirement Services)/(United States Treasury PRF 7/1/2011 @101)/(Original Issue
                   Yield: 7.35%), 7/1/2029
     2,500,000 1,2 Lorain County, OH, RITES (PA-894R-A), 6.93493% (Catholic Healthcare Partners), 10/1/2012                2,895,700
     2,500,000 1,2 Lorain County, OH, RITES (PA-894R-B), 6.93493% (Catholic Healthcare Partners), 10/1/2013                2,872,050
     1,500,000     Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10%         1,545,000
                   (Cleveland Electric Illuminating Co.), 8/1/2020
     1,500,000     Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A),            1,510,920
                   7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034
       375,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio              403,530
                   Bond Fund), 11/15/2032
                      TOTAL                                                                                               12,410,085
                   OKLAHOMA--1.1%
     4,300,000     Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County          4,351,514
                   Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015
     1,000,000     Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00%             991,070
                   (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038
     1,000,000     Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125%          1,005,300
                   (Concordia Life Care Community), 11/15/2025
                      TOTAL                                                                                                6,347,884
                   OREGON--1.4%
     1,000,000     Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005),          971,200
                   5.125% (Willamette Falls Hospital), 4/1/2026
     2,960,000 1,2 Multnomah County, OR Hospital Facilities Authority, RITES (PA-1267A), 6.16192% (Providence              3,321,534
                   Health System), 4/1/2012
     2,040,000 1,2 Multnomah County, OR Hospital Facilities Authority, RITES (PA-1267B), 6.66192% (Providence              2,361,830
                   Health System), 4/1/2012
     1,000,000     Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement                     1,088,200
                   Community)/(Original Issue Yield: 7.125%), 12/1/2034
                      TOTAL                                                                                                7,742,764
                   PENNSYLVANIA--8.2%
     1,330,000     Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St.         1,332,062
                   Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018
     4,500,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny        5,343,435
                   Health System)/(Original Issue Yield: 9.70%), 11/15/2030
       620,000     Allegheny County, PA HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original            344,670
                   Issue Yield: 8.80%), 2/1/2031
     2,000,000 1,2 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo        2,001,240
                   PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
     1,120,000     Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel                    1,153,320
                   Schools)/(Original Issue Yield: 7.75%), 12/15/2029
       865,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005) ,               898,251
                   5.50% (United States Steel Corp.), 11/1/2016
     1,345,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc.          1,404,799
                   Project)/(Original Issue Yield: 6.75%), 9/1/2031
       600,000     Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice,             623,418
                   Inc.), 1/1/2035
     1,500,000     Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue              1,552,950
                   Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%),
                   12/1/2024
     2,000,000     Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018                        2,097,320
       555,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),             603,496
                   7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035
     1,445,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,724,593
                   7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013
                   @101)/(Original Issue Yield: 7.50%), 1/1/2035
     1,000,000     Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(United          1,145,270
                   States Treasury PRF 5/1/2010 @101)/(Original Issue Yield: 7.84%), 5/1/2031
     1,000,000     Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango            1,072,490
                   Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031
     2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.375%               2,246,960
                   (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009 @102)/(Original Issue
                   Yield: 7.50%), 12/1/2030
     1,000,000     Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh           1,057,420
                   Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035
       500,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.),          526,030
                   11/1/2027
     2,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027              2,120,920
     3,500,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating),          3,499,510
                   1/1/2009
       900,000     Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A),            901,449
                   5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035
     1,000,000     Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS),        1,024,830
                   6/15/2024
    10,995,000     Philadelphia, PA Gas Works, Revenue Bonds (Series A-1), 5.00% (FSA INS), 9/1/2033                      11,217,649
     1,500,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011                    1,717,575
                   @100)/(Original Issue Yield: 7.35%), 9/1/2031
       500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone           511,805
                   Presbyterian Seniorcare Obligated Group), 1/1/2026
                      TOTAL                                                                                               46,121,462
                   PUERTO RICO--0.3%
     9,000,000 1,2 Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original              566,370
                   Issue Yield: 6.50%), 5/15/2050
     1,000,000 1,2 Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 6.67342% (AMBAC INS),         1,203,940
                   1/1/2011
                      TOTAL                                                                                                1,770,310
                   RHODE ISLAND--0.2%
     1,000,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds              1,139,940
                   (Series 2002), 6.50% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012
                   @100)/(Original Issue Yield: 6.70%), 8/15/2032
                   SOUTH CAROLINA--1.2%
     6,000,000     Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B)          1,042,140
                   (Original Issue Yield: 5.80%), 1/1/2025
     7,750,000     Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series                737,878
                   1998A) (Original Issue Yield: 5.85%), 1/1/2034
       825,000     Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes              825,421
                   Improvement District), 12/1/2037
     1,500,000     South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998),        1,451,400
                   5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026
     1,500,000     South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375%          1,745,655
                   (Palmetto Health Alliance)/(United States Treasury PRF 12/15/2010 @102)/(Original Issue Yield:
                   7.55%), 12/15/2021
     1,000,000     Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds              1,066,140
                   (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028
                      TOTAL                                                                                                6,868,634
                   SOUTH DAKOTA--0.4%
     2,000,000     Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran           2,079,120
                   Home)/(Original Issue Yield: 7.198%), 12/1/2035
                   TENNESSEE--1.6%
     3,000,000     Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue                 3,512,730
                   Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033
     2,000,000     Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds             2,073,540
                   (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036
     1,000,000     Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series         1,030,040
                   2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032
     1,000,000     Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist             1,053,170
                   Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022
       375,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                   421,564
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012 @101)/(Original Issue Yield:
                   6.45%), 9/1/2022
       625,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                   702,606
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012 @101)/(Original Issue Yield:
                   6.45%), 9/1/2022
                      TOTAL                                                                                                8,793,650
                   TEXAS--5.7%
     2,000,000     ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin          2,058,800
                   LP)/(Original Issue Yield: 7.50%), 1/1/2025
       800,000     Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series              863,640
                   2003A), 7.00% (Sears Methodist Retirement )/(Original Issue Yield: 7.25%), 11/15/2033
     1,000,000     Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A),          1,055,000
                   6.70% (Original Issue Yield: 6.75%), 1/1/2032
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (TXU Energy Co. LLC),             1,026,680
                   5/1/2029
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co. LLC),        1,109,800
                   Mandatory Tender 4/1/2013
       715,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy Co.                     802,823
                   LLC)/(Original Issue Yield: 6.77%), 10/1/2038
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy Co. LLC), 4/1/2033                   1,166,750
     2,380,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.75% TOBs (TXU Energy Co. LLC),        2,517,040
                   Mandatory Tender 11/1/2011
     1,000,000     Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy           1,081,040
                   Houston Electric), 12/1/2018
     4,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional            4,319,720
                   Health System), 9/1/2034
     1,500,000     El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health                  1,647,060
                   Services), 8/15/2031
       500,000     Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65%                538,150
                   (Valero Energy Corp.), 4/1/2032
     1,000,000     Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental          1,032,810
                   Airlines, Inc.), 7/1/2029
     1,000,000     Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior         1,105,030
                   Living Community)/(Original Issue Yield: 7.20%), 2/15/2034
     2,000,000     Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035          2,018,500
     1,125,000     Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series             1,146,296
                   2005), 5.625% (Christian Care Centers, Inc.), 2/15/2035
     1,000,000     Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625%             1,134,090
                   (Christian Care Centers, Inc.)/(United States Treasury PRF 2/15/2010 @101)/(Original Issue
                   Yield: 7.75%), 2/15/2028
     2,000,000     North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest             2,251,040
                   Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009 @102)/(Original
                   Issue Yield: 7.75%), 11/15/2029
       250,000     Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.),          259,890
                   4/1/2018
       900,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A,              935,244
                   6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036
     1,000,000     Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original         1,005,080
                   Issue Yield: 5.89%), 8/15/2018
     1,000,000     Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original           955,290
                   Issue Yield: 5.97%), 8/15/2028
     2,000,000 1,3 Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American             80,000
                   Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032
     1,485,000 1,4 Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX                   191,714
                   Project), 10/1/2031
     1,000,000     Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue        1,080,720
                   Yield: 6.85%), 5/15/2021
       535,000     Travis County, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 5.65%           521,358
                   (Querencia at Barton Creek)/(Original Issue Yield: 5.80%), 11/15/2035
                      TOTAL                                                                                               31,903,565
                   VIRGINIA--3.0%
       675,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield:             738,362
                   7.15%), 6/1/2016
     1,000,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield:           1,102,170
                   7.625%), 6/1/2033
     2,000,000     Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia              2,123,140
                   United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027
     1,500,000     Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375%            1,820,160
                   (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013 @100)/(Original
                   Issue Yield: 7.625%), 12/1/2032
     7,500,000     Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B)             4,029,225
                   (Original Issue Yield: 5.75%), 8/15/2017
    16,000,000     Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue              4,236,320
                   Yield: 5.90%), 8/15/2029
     2,850,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%),            2,917,659
                   6/1/2037
                      TOTAL                                                                                               16,967,036
                   WASHINGTON--0.7%
     1,000,000     Skagit County, WA Public Hospital District No.1, Refunding Revenue Bonds, 6.00% (Skagit Valley          1,060,690
                   Hospital)/(Original Issue Yield: 6.25%), 12/1/2023
       250,000     Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit              254,255
                   Valley Hospital), 12/1/2030
     2,475,000 1,2 Washington State, Drivers (Series 1073), 8.6378% (FSA INS), 7/1/2013                                    2,773,386
                      TOTAL                                                                                                4,088,331
                   WEST VIRGINIA--0.3%
       640,000     Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement            641,843
                   Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036
     1,000,000     Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort             1,028,670
                   Henry Centre Tax Increment Financing District No. 1), 6/1/2034
                      TOTAL                                                                                                1,670,513
                   WISCONSIN--2.8%
       750,000     Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A),              745,733
                   5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035
     1,000,000     Racine, WI Solid Waste Disposal, Revenue Bonds, 3.25% TOBs (Republic Services, Inc.), Mandatory           964,860
                   Tender 4/1/2009
     1,250,000     Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging,        1,245,088
                   Inc.)/(Original Issue Yield: 5.778%), 3/1/2028
     1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United           1,161,180
                   States Treasury PRF 5/1/2012 @100)/(Original Issue Yield: 7.38%), 5/1/2026
       880,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United            1,027,541
                   States Treasury PRF 5/1/2012 @100)/(Original Issue Yield: 7.50%, 5/1/2032
     1,400,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original            1,423,464
                   Issue Yield: 6.25%), 12/1/2034
       750,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original             761,040
                   Issue Yield: 6.32%), 4/1/2034
     1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals,              1,078,130
                   Inc.)/(Original Issue Yield: 6.95%), 8/15/2034
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center,                    2,000,160
                   Inc.)/(Original Issue Yield: 6.90%), 10/1/2022
     1,250,000     Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028            1,249,875
       500,000     Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue               522,030
                   Yield: 6.875%), 7/1/2028
     1,630,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield:           1,701,541
                   6.15%), 7/1/2030
     1,000,000     Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75% (Attic Angel Obligated Group)/(United         1,057,820
                   States Treasury PRF 11/17/2008 @102)/(Original Issue Yield: 6.00%), 11/15/2027
     1,000,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034          1,031,900
                      TOTAL                                                                                               15,970,362
                   WYOMING--0.6%
     2,000,000     Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC           2,085,720
                   Corp.), 12/1/2035
     1,500,000     Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical                   1,584,570
                   Center)/(Original Issue Yield: 7.00%), 12/1/2027
                      TOTAL                                                                                                3,670,290
                      TOTAL MUNICIPAL BONDS                                                                              529,812,713
                      (IDENTIFIED COST $508,093,602)
                   SHORT-TERM MUNICIPALS--4.2%5
                   ALABAMA--0.8%
     4,400,000     Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.590%, 6/1/2006                  4,400,000
                   ALASKA--0.7%
     1,400,000     Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC             1,400,000
                   GTD), 3.530%, 6/1/2006
     2,700,000     Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC             2,700,000
                   GTD), 3.530%, 6/1/2006
                      TOTAL                                                                                                4,100,000
                   GEORGIA--0.7%
     3,885,000     Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior             3,885,000
                   Health, Inc.)/(SunTrust Bank LOC), 3.590%, 6/1/2006
                   PENNSYLVANIA--0.3%
     1,850,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs         1,850,000
                   (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (Guaranteed)
                   LIQs), 3.500%, 6/1/2006
                   TENNESSEE--0.3%
     1,865,000     Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County,                 1,865,000
                   TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.600%, 6/1/2006
                   TEXAS--1.4%
     7,600,000     Harris County, TX HFDC, (Series 2005B) Daily VRDNs (Methodist Hospital, Harris County, TX),             7,600,000
                   3.570%, 6/1/2006
                      TOTAL SHORT-TERM MUNICIPALS                                                                         23,700,000
                      (AMORTIZED COST $23,700,000)
                   OTHER--0.9%
     1,500,000 1,2 Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010                                                1,662,345
     1,000,000 1,2 GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040                                    1,002,790
     2,000,000 1,2 Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050                                                 2,223,820
                      TOTAL OTHER (IDENTIFIED COST $4,500,000)                                                             4,888,955
                      TOTAL MUNICIPAL INVESTMENTS-99.1%                                                                  558,401,668
                      (IDENTIFIED COST $536,293,602)6
                      OTHER ASSETS AND LIABILITIES -NET -0.9%                                                              5,006,421
                      TOTAL NET ASSETS -100%                                                                           $ 563,408,089

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.6% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006 these securities amounted to $89,739,188, which represents 15.9% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At May 31, 2006, these securities amounted to $86,040,809, which represents 15.3% of total net assets.

3 The issuer failed to distribute to the Fund its scheduled semi-annual principal and interest payment on March 1, 2006.

4 The issuer failed to distribute to the Fund its scheduled semi-annual principal and interest payment on April 1, 2006.

5 Current rate and next reset date shown for Variable Rate Demand Notes.

6 At May 31, 2006, the cost of investments for federal tax purposes was $536,069,256. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $22,332,412. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,449,782 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,117,370.



Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.


INVESTMENT VALUATION
Municipal Bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For municipal bonds, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Fund's Board of Directors.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Directors, held at May 31, 2006, is as follows:

 SECURITY                                                                                          ACQUISITION DATE ACQUISITION COST
 Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo 9/23/1999        $1,969,900
 PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management,      6/24/2005        $1,000,000
 Inc.), 7/1/2027
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,    3/30/2005        $1,000,000
 Inc.), 4/1/2025
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,     10/28/2005       $2,000,000
 Inc.), 11/1/2023
 California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X) , 6.65%  6/7/1999         $1,285,000
 (Magnolia City Lights Project), 7/1/2029
 California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day        7/13/2001        $1,000,000
 School), 11/1/2031
 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida          5/9/2003         $1,000,000
 Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033
 Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original      7/15/2005        $541,890
 Issue Yield: 6.50%), 5/15/2050
 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series        12/23/2004       $1,279,850
 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series        12/9/2004        $986,780
 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
 Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030           7/27/1999        $2,445,000
 Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles       8/30/2000        $1,953,424
 Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030
 Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical    4/26/2004        $675,248
 Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029
 New York City, NY, IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),       3/15/2005        $6,000,000
 3/1/2035
 New York City, NY, IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC),       3/15/2005        $2,000,000
 3/1/2015
 New York City, NY, RITES (PA-1349), 6.06767% (MBIA Insurance Corp. INS), 8/1/2018                 2/6/2006         $1,776,555
 Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts  12/5/2005        $2,000,000
 for Motion Pictures and Broadcasting Charter School), 5/15/2035
 Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 7.71562% (AMBAC INS),   3/3/1998         $1,158,780
 1/1/2011
 Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American    3/25/2002        $1,920,000
 Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032
 Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/9/2005        $1,485,000
 10/1/2031
 Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005),    12/21/2005       $1,000,000
 6.00%, 7/1/2030






The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 AMT    --Alternative Minimum Tax
 COL    --Collateralized
 EDA    --Economic Development Authority
 EDFA   --Economic Development Financing Authority
 FGIC   --Financial Guaranty Insurance Company
 FHA    --Federal Housing Administration
 FLOATs --Puttable Floating Option Tax-Exempt Receipts
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 HDA    --Hospital Development Authority
 HEFA   --Health and Education Facilities Authority
 HFA    --Housing Finance Authority
 HFDC   --Health Facility Development Corporation
 IDA    --Industrial Development Authority
 IDB    --Industrial Development Bond
 IDC    --Industrial Development Corporation
 IDFA   --Industrial Development Finance Authority
 IDRB   --Industrial Development Revenue Bond
 INS    --Insured
 LIQ    --Liquidity Agreement
 LOC    --Letter of Credit
 LT     --Limited Tax
 MFH    --Multifamily Housing
 PCR    --Pollution Control Revenue
 PCFA   --Pollution Control Finance Authority
 PRF    --Prerefunded
 RITES  --Residual Interest Tax-Exempt Security Receipts
 SFM    --Single Family Mortgage
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes


INSERT PORTFOLIO

Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal High Yield Advantage Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006